INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13 — INCOME TAXES

The components of income tax expense are summarized as follows:

	For the years ended December 31,
	2013	2012
	(in thousands)
Federal
Current	$1,822	$524
Deferred	(75)	1,194
	1,747	1,718
State and local – current	210	7
Income tax provision	$1,957	$1,725

The Company’s effective income tax rate was different than the statutory federal income tax rate as follows:

	For the years ended December 31,
	2013	2012

Statutory federal income tax	34.0%	34.0%
(Decrease) increase resulting from
Tax-exempt income	(8.1)	(10.3)
State tax, net of federal benefit	1.6	0.1
Other	(4.6)	0.5
	22.9%	24.3%

Deferred taxes are included as other liabilities in the accompanying Consolidated Balance Sheets at December 31, 2013 and 2012, for the estimated future tax effects of differences between the financial statement and federal income tax bases of assets and liabilities according to the provisions of currently enacted tax laws. No valuation allowance was established at December 31, 2013 and 2012, in view of the Company’s ability to carry back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

The Company’s net deferred tax liability was as follows:

	At December 31,
	2013	2012
	(in thousands)
Deferred tax assets
Deferred compensation	$484	$138
Allowance for loan losses, net	2,236	2,353
Stock compensation	147	78
Adjustment to record funded status of pension plan	697	1,462
Nonaccrual interest	209	333
Adjustment for real estate acquired thru foreclosure	—	20
Acquisition related	355	—
Net operating loss carryforward acquired	327	—
Other	18	5
	$4,473	$4,389

Deferred tax liabilities
Accrued pension expense	$1,721	$1,704
Unrealized gain on securities available for sale	90	1,960
Prepaid expenses	51	151
Deferred loan costs	1,123	1,172
Amortization of goodwill	1,470	1,470
Fixed assets	580	296
	5,035	6,753
Net deferred tax liability	$(562)	$(2,364)

The Company files consolidated income tax returns on the basis of a calendar year. The Company is subject to income taxes in the U.S. federal jurisdiction, and various state and local jurisdictions, with the majority of activity occurring in Pennsylvania. The statute of limitations for the federal return has expired on years prior to 2010. The expirations of the statutes of limitations related to the various state income tax returns that the Company and its subsidiaries file, vary by state, and are expected to expire over the term of 2014 through 2018. There are no material uncertain tax positions at December 31, 2013.

The Bank is not required to recapture approximately $5.7 million of its tax bad debt reserve, attributable to bad debt deductions taken by it prior to 1988, as long as the Bank continues to operate as a bank under federal tax law and does not use the reserve for any other purpose. The Bank has not recorded any deferred tax liability on this portion of its tax bad debt reserve. The tax that would be paid were the Bank ultimately required to recapture that portion of the reserve would amount to approximately $1.9 million.